FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Effect of Hedge Accounting, Cash Flow Hedges (Details) - Cash flow hedges number in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Assets carrying amount	$ 506	$ 198
Liabilities carrying amount	(173)	(339)
Cash Flow Hedge Reserve Rollforward:
Cash flow hedge reserve at beginning of period	235	661
Hedging gains or losses of the reporting period that were recognized in OCI	35	316
Gains or losses reclassification adjustment and hedge ineffectiveness	(91)	(419)
Basis adjustment	20	(323)
Cash flow hedge reserve at end of period	199	235
Reserve of cash flow hedges	199	217
Foreign exchange contracts
Cash Flow Hedge Reserve Rollforward:
Reserve of cash flow hedges	(13)	13
Commodities
Cash Flow Hedge Reserve Rollforward:
Reserve of cash flow hedges	(2)	(106)
Commodities | Pellet purchase agreement
Cash Flow Hedge Reserve Rollforward:
Reserve of cash flow hedges		29
Emission rights
Cash Flow Hedge Reserve Rollforward:
Reserve of cash flow hedges	214	310
Currency risk | Foreign exchange contracts
Cash Flow Hedge Reserve Rollforward:
Cash flow hedge reserve at beginning of period	31	282
Hedging gains or losses of the reporting period that were recognized in OCI	(96)	76
Gains or losses reclassification adjustment and hedge ineffectiveness	35	(4)
Basis adjustment	17	(323)
Cash flow hedge reserve at end of period	(13)	31
Commodity price risk | Commodities
Cash Flow Hedge Reserve Rollforward:
Cash flow hedge reserve at beginning of period	(106)	(399)
Hedging gains or losses of the reporting period that were recognized in OCI	(140)	272
Gains or losses reclassification adjustment and hedge ineffectiveness	241	21
Basis adjustment	3	0
Cash flow hedge reserve at end of period	(2)	(106)
Commodity price risk | Emission rights
Cash Flow Hedge Reserve Rollforward:
Cash flow hedge reserve at beginning of period	310	778
Hedging gains or losses of the reporting period that were recognized in OCI	271	(32)
Gains or losses reclassification adjustment and hedge ineffectiveness	(367)	(436)
Basis adjustment	0	0
Cash flow hedge reserve at end of period	$ 214	$ 310
Current prepayments and other current assets and accrued expenses and other liabilities | Currency risk | Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	2,379
Assets carrying amount	$ 3
Liabilities carrying amount	$ (84)
Current prepayments and other current assets and accrued expenses and other liabilities | Commodity price risk | Commodities
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	459
Assets carrying amount	$ 22
Liabilities carrying amount	$ (14)
Current prepayments and other current assets and accrued expenses and other liabilities | Commodity price risk | Emission rights
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	686
Assets carrying amount	$ 218
Liabilities carrying amount	$ 0
Other assets and other long-term obligations | Currency risk | Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	440
Assets carrying amount	$ 44
Liabilities carrying amount	$ 0
Other assets and other long-term obligations | Commodity price risk | Commodities
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	971
Assets carrying amount	$ 32
Liabilities carrying amount	$ (75)
Other assets and other long-term obligations | Commodity price risk | Emission rights
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	348
Assets carrying amount	$ 187
Liabilities carrying amount	$ 0
Prepaid expenses and other current assets/Accrued expenses and other liabilities | Currency risk | Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument		5,207
Assets carrying amount		$ 80
Liabilities carrying amount		$ (34)
Prepaid expenses and other current assets/Accrued expenses and other liabilities | Commodity price risk | Emission rights
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument		559
Assets carrying amount		$ 104
Liabilities carrying amount		$ (16)
Prepaid expenses and other current assets/Accrued expenses and other liabilities | Commodity price risk | Commodities
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument		531
Assets carrying amount		$ 14
Liabilities carrying amount		(93)
Prepaid expenses and other current assets/Accrued expenses and other liabilities | Commodity price risk | Commodities | Pellet purchase agreement
Disclosure of detailed information about hedging instruments [line items]
Liabilities carrying amount		$ 38
Other Long-Term Obligations | Commodity price risk | Commodities
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument		721
Assets carrying amount		$ 0
Liabilities carrying amount		(196)
Other Long-Term Obligations | Commodity price risk | Commodities | Pellet purchase agreement
Disclosure of detailed information about hedging instruments [line items]
Liabilities carrying amount		$ 138